INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 1,162	$ 1,184
Work in process	509	487
Raw materials	332	350
Supplies	127	126
Total inventories	$ 2,130	$ 2,147